RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2012
RESTRICTED NET ASSETS [Abstract]
RESTRICTED NET ASSETS

(17) RESTRICTED NET ASSETS

The Company's ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its PRC subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Company's PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company's PRC subsidiaries.

Under PRC law, the Company's PRC subsidiaries are required to provide for certain statutory reserves, namely a general reserve, an enterprise expansion fund and a staff welfare and bonus fund. The subsidiaries are required to allocate at least 10% of their after tax profits on an individual company basis as determined under PRC accounting standards to the general reserve and have the right to discontinue allocations to the general reserve if such reserve has reached 50% of paid-in registered capital on an individual company basis. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the Board of Directors of the subsidiaries. The Company's VIEs in the PRC are also subject to similar statutory reserve requirements. These reserves can only be used for specific purposes and are not transferable to the Company in the form of loans, advances or cash dividends. As of December 31, 2010, 2011 and 2012, the Company's PRC subsidiaries and VIEs had appropriated RMB6,721,199, RMB14,606,426 and RMB15,408,707, respectively, of retained earnings for their statutory reserves.

In addition, the paid-in registered capital of the Company's PRC subsidiaries and VIEs is also restricted.

Foreign exchange and other regulation in the PRC further restrict the Company's PRC subsidiaries and VIEs from transferring funds to the Company in the form of loans, advances or cash dividends. As of December 31, 2011 and 2012, amounts restricted are the net assets of the Company's PRC subsidiaries and VIEs, which amounted to RMB308,185,442 and RMB353,457,099, respectively.